Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments [Abstract]
Investments	$ 3,346.2	$ 3,886.0	$ 2,845.2
Earnings from equity investments [Abstract]
Equity method investments	3,338.0	3,877.8
Capital contributions	371.0	299.3	2,051.8
Cash distributions	286.6	219.8	234.5
Earnings	224.4	135.5	91.2
Amortization of excess costs	6.7	5.8	5.8
Income Statement [Abstract]
Revenues	2,312.9	1,645.7	1,215.6
Costs and Expenses	1,747.3	1,204.0	824.5
Earnings before extraordinary items and cumulative effect of a change in accounting principle	565.6	441.7	391.1
Net income	565.6	441.7	391.1
Balance sheet [Abstract]
Current assets	491.5	486.6
Non current assets	11,488.6	12,712.1
Current liabilities	545.8	622.3
Non current liabilities	5,311.9	5,451.6
Partner's/Owner's equity	6,122.4	7,124.8
Amounts invested in bonds	8.2	8.2
Rockies Express Pipeline LLC [Member] | Kinder Morgan Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Equity method investments	1,594.8	1,703.0
Ownership interest (in hundredths)	50.00%
Rockies Express Pipeline LLC [Member] | ConocoPhillips [Member]
Earnings from equity investments [Abstract]
Ownership interest (in hundredths)	25.00%
Rockies Express Pipeline LLC [Member] | Sempra Energy [Member]
Earnings from equity investments [Abstract]
Ownership interest (in hundredths)	25.00%
Midcontinent Express Pipeline LLC [Member] | Kinder Morgan Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Equity method investments	666.6	706.4
Ownership interest (in hundredths)	50.00%
Earnings	42.7	30.1	14.7
Midcontinent Express Pipeline LLC [Member] | Regency Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Ownership interest (in hundredths)	50.00%
Plantation Pipe Line Company [Member] | Kinder Morgan Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Equity method investments	185.0	190.3
Ownership interest (in hundredths)	51.17%
Earnings	44.7	30.3	26.8
Red Cedar Gathering Company [Member] | Kinder Morgan Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Equity method investments	167.8	163.2
Ownership interest (in hundredths)	49.00%
Earnings	31.9	28.7	24.9
Red Cedar Gathering Company [Member] | Southern Ute Indian Tribe [Member]
Earnings from equity investments [Abstract]
Ownership interest (in hundredths)	51.00%
EagleHawk Field Services LLC [Member] | Kinder Morgan Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Equity method investments	141.0
Ownership interest (in hundredths)	25.00%
Earnings	3.5
Effective date of acquisition	Jul. 01, 2011
Express Pipeline System [Member] | Kinder Morgan Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Equity method investments	65.0	68.5
Ownership interest (in hundredths)	33.33%
Earnings	(2.0)	(3.3)	(4.1)
Effective date of acquisition	Aug. 28, 2008
KinderHawk Field Services LLC [Member] | Kinder Morgan Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Equity method investments		924.6
Earnings	22.1	19.5
Eagle Ford Gathering LLC [Member] | Kinder Morgan Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Equity method investments	117.5	29.9
Ownership interest (in hundredths)	50.00%
Earnings	11.2	(0.1)
Date joint venture was formed on	May 14, 2010
Eagle Ford Gathering LLC [Member] | Copano Energy LLC [Member]
Earnings from equity investments [Abstract]
Ownership interest (in hundredths)	50.00%
Watco Companies, Llc [Member] | Kinder Morgan Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Equity method investments	101.7
Earnings	6.6
Aggregate price paid for preferred interest	100.0
Cortez Pipeline Company [Member] | Kinder Morgan Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Equity method investments	10.4	9.9
Ownership interest (in hundredths)	50.00%
Earnings	24.1	22.5	22.3
Cortez Pipeline Company [Member] | ExxonMobil [Member]
Earnings from equity investments [Abstract]
Ownership interest (in hundredths)	37.00%
Cortez Pipeline Company [Member] | Cortez Vickers Pipeline Company [Member]
Earnings from equity investments [Abstract]
Ownership interest (in hundredths)	13.00%
Fayetteville Express Pipeline LLC [Member] | Kinder Morgan Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Equity method investments	173.3	0.2
Ownership interest (in hundredths)	50.00%
Earnings	23.8		3.6
Date interim service began on pipeline	Oct. 12, 2010
Date full service began on pipeline	Jan. 01, 2011
Fayetteville Express Pipeline LLC [Member] | Energy Transfer Partners LP [Member]
Earnings from equity investments [Abstract]
Ownership interest (in hundredths)	50.00%
All others [Member] | Kinder Morgan Energy Partners LP [Member]
Earnings from equity investments [Abstract]
Equity method investments	114.9	81.8
Earnings	$ 15.8	$ 7.8	$ 3.0